CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Q3) (Details)	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) Vote $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	May 19, 2023 shares
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption, Beginning Balance			$ 284,449,019	$ 284,449,019	$ 281,520,000		$ 281,520,000
Extension deposit	$ 360,000	$ 480,000		800,000	0	$ 281,520,000	0
Redemption				(220,995,813)	0
Class A common stock subject to possible redemption, Ending Balance	$ 69,209,295			$ 69,209,295		$ 281,520,000	$ 284,449,019
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Common Stock, shares authorized (in shares) | shares	70,000,000			70,000,000			70,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | Vote				1			1
Common Stock, outstanding, subject to possible redemption (in shares) | shares	6,443,098			6,443,098		27,600,000	27,600,000	21,156,902
Class A common stock subject to possible redemption, Beginning Balance	$ 68,217,016	286,802,382	284,449,019	$ 284,449,019	$ 281,520,000		$ 281,520,000
Re-measurement of carrying value to redemption value	632,279	1,930,447	2,353,363			$ 11,299,544	2,929,019
Redemption		(220,995,813)
Class A common stock subject to possible redemption, Ending Balance	$ 69,209,295	$ 68,217,016	$ 286,802,382	$ 69,209,295		$ 281,520,000	$ 284,449,019